Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Stock Purchase Plan
During the three-year period ended December 31, 2017, our eligible employees could voluntarily participate in employee stock purchase plans (“ESPPs”) sponsored by us and our subsidiaries. Pursuant to the ESPPs, employees may contribute an amount between 3% and 15% of their base salary and certain commissions. We contribute varying amounts as specified in the ESPPs.
We contributed $23 million, $20 million, and $18 million to the ESPPs in the years ended December 31, 2017, 2016, and 2015, respectively, in accordance with the employer’s matching contribution.
401(k) Profit Sharing Plan
During the three-year period ended December 31, 2017, we have offered our employees the opportunity to participate in our 401(k) profit sharing plans (the “401(k) Plan”), qualified voluntary contributory savings plans which are available to substantially all of our employees. Eligible employees may contribute up to 40% of their pretax annual compensation, up to the amount allowed pursuant to the Internal Revenue Code. We make an employer match on the 401(k) Plan of $0.375 on each $1.00 contributed up to the first 6% of eligible earnings contributed to the 401(k) Plan by employees. The employer match for the years ended December 31, 2017, 2016 and 2015 was $26 million, $26 million and $23 million, respectively, that was credited based on the participant's individual investment elections in the FNF 401(k) Plan.
Omnibus Incentive Plan
In 2005, we established the FNT 2005 Omnibus Incentive Plan (the “Omnibus Plan”) authorizing the issuance of up to 8 million shares of common stock, subject to the terms of the Omnibus Plan. On October 23, 2006; May 29, 2008; May 25, 2011; May 22, 2013; and June 15, 2016 the shareholders of FNF approved amendments to increase the number of shares for issuance under the Omnibus Plan by 16 million, 11 million, 6 million, 6 million and 10 million shares, respectively. The primary purpose of the increases were to assure that we had adequate means to provide equity incentive compensation to our employees on a going-forward basis. The Omnibus Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and performance shares, performance units, other cash and stock-based awards and dividend equivalents. As of December 31, 2017, there were 1,839,061 shares of restricted stock and 8,529,427 stock options outstanding under this plan. Awards granted are approved by the Compensation Committee of the Board of Directors. Options vest over a 3 year period and have a contractual life of 7 years. The exercise price for options granted equals the market price of the underlying stock on the grant date. Stock option grants vest according to certain time based and operating performance criteria. Option exercises by participants are settled on the open market.
FNF stock option transactions under the Omnibus Plan for 2015, 2016, and 2017 are as follows:

	Options	Weighted Average Exercise Price	Exercisable
Balance, December 31, 2014	9,393,211	$19.43	5,173,802
Granted	1,886,320	34.84
Exercised	(1,966,937)	12.96
Canceled	(12,085)	26.62
Balance, December 31, 2015	9,300,509	$23.92	5,256,426
Granted	35,000	35.63
Exercised	(1,846,153)	10.12
Canceled	(7,673)	26.17
Balance, December 31, 2016	7,481,683	$27.38	5,821,592
Options issued as make-whole adjustment for BK Distribution	2,375,111	20.32
Exercised	(1,313,061)	18.38
Canceled	(14,306)	24.49
Balance, December 31, 2017	8,529,427	$20.38	7,648,837

FNF restricted stock transactions under the Omnibus Plan in 2015, 2016, and 2017 are as follows:

	Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2014	1,770,781	$25.08
Granted	613,960	34.84
Canceled	(10,105)	26.14
Vested	(982,762)	23.00
Balance, December 31, 2015	1,391,874	$30.85
Granted	803,292	34.54
Canceled	(3,266)	28.07
Vested	(720,227)	28.97
Balance, December 31, 2016	1,471,673	$33.79
Granted	828,818	37.12
Restricted stock issued as make-whole adjustment for BK Distribution	545,676	24.62
Canceled	(11,233)	24.52
Vested	(995,873)	23.98
Balance, December 31, 2017	1,839,061	$30.58

The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2017:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average	Weighted
		Remaining	Average			Remaining	Average
Range of	Number of	Contractual	Exercise	Intrinsic	Number of	Contractual	Exercise	Intrinsic
Exercise Prices	Options	Life	Price	Value	Options	Life	Price	Value
		(In years)		(In millions)		(In years)		(In millions)
$0.00 — $14.38	662,763	1.85	$14.38	$16	662,763	1.85	$14.38	$16
$14.39 — $17.76	4,070,183	2.89	17.76	87	4,070,183	2.89	17.76	87
$17.77 — $21.84	1,342,007	3.84	21.84	23	1,342,007	3.84	21.84	23
$21.85 — $25.34	13,648	5.98	25.34	—	4,549	5.98	25.34	—
$25.35 — $25.53	2,422,627	4.83	25.53	33	1,569,335	4.83	25.53	22
$25.54 — $26.99	18,199	5.55	26.99	—	—	0	—	—
	8,529,427			$159	7,648,837			$148

We account for stock-based compensation plans in accordance with GAAP on share-based payments, which requires that compensation cost relating to share-based payments be recognized in the consolidated financial statements based on the fair value of each award. Using the fair value method of accounting, compensation cost is measured based on the fair value of the award at the grant date and recognized over the service period. Fair value of restricted stock awards and units is based on the grant date value of the underlying stock derived from quoted market prices. The total fair value of restricted stock awards granted in the years ended December 31, 2017, 2016 and 2015 was $31 million,$29 million, and $21 million, respectively. The total fair value of restricted stock awards which vested in the years ended December 31, 2017, 2016 and 2015 was $38 million, $25 million, and $35 million, respectively. Option awards are measured at fair value on the grant date using the Black Scholes Option Pricing Model. The intrinsic value of options exercised in the years ended December 31, 2017, 2016 and 2015 was $25 million, $46 million, and $47 million, respectively. Net earnings attributable to FNF Shareholders reflects stock-based compensation expense amounts of $44 million for the year ended December 31, 2017, $58 million for the year ended December 31, 2016, and $56 million for the year ended December 31, 2015, which are included in personnel costs in the reported financial results of each period.
At December 31, 2017, the total unrecognized compensation cost related to non-vested stock option grants and restricted stock grants is $56 million, which is expected to be recognized in pre-tax income over a weighted average period of 1.65 years.
Pension Plans
In 2000, FNF merged with Chicago Title Corporation ("Chicago Title"). In connection with the merger, we assumed Chicago Title’s noncontributory defined contribution plan and noncontributory defined benefit pension plan (the “Pension Plan”). The Pension Plan covers certain Chicago Title employees. The benefits are based on years of service and the employee’s average monthly compensation in the highest 60 consecutive calendar months during the 120 months ending at retirement or termination. Effective December 31, 2000, the Pension Plan was frozen and there will be no future credit given for years of service or changes in salary. The accumulated benefit obligation is the same as the projected benefit obligation due to the pension plan being frozen as of December 31, 2000. Pursuant to GAAP on employers’ accounting for defined benefit pension and other post retirement plans, the measurement date is December 31.
The net pension liability included in Accounts payable and other accrued liabilities as of December 31, 2017, and 2016 was $4 million and $11 million, respectively. The discount rate used to determine the benefit obligation as of the years ended December 31, 2017 and 2016 was 3.34% and 3.54%, respectively. As of the years ended December 31, 2017 and 2016 the projected benefit obligation was $166 million and $168 million, respectively, and the fair value of plan assets was $162 million and $157 million, respectively. The net periodic expense included in the results of operations relating to these plans was $5 million, $6 million, and $8 million for the years ended December 31, 2017, 2016, and 2015, respectively.
Postretirement and Other Nonqualified Employee Benefit Plans
We assumed certain health care and life insurance benefits for retired Chicago Title employees in connection with the FNF merger with Chicago Title. Beginning on January 1, 2001, these benefits were offered to all employees who met specific eligibility requirements. Additionally, in connection with the acquisition of LandAmerica Financial Group's two principal title insurance underwriters, Commonwealth Land Title Insurance Company and Lawyers Title Insurance Corporation, as well as United Capital Title Insurance Company (collectively, the "LFG Underwriters"), we assumed certain of the LFG Underwriters' nonqualified benefit plans, which provide various postretirement benefits to certain executives and retirees. The costs of these benefit plans are accrued during the periods the employees render service. We are both self-insured and fully insured for postretirement health care and life insurance benefit plans, and the plans are not funded. The health care plans provide for insurance benefits after retirement and are generally contributory, with contributions adjusted annually. Postretirement life insurance benefits are primarily contributory, with coverage amounts declining with increases in a retiree’s age. The aggregate benefit obligation for these plans was $13 million at December 31, 2017 and $14 million at December 31, 2016. The net costs relating to these plans were immaterial for the years ended December 31, 2017, 2016, and 2015.